COMMITMENTS AND CONTINGENCIES - Standby credit facility (Details) - CNY (¥) ¥ in Thousands		1 Months Ended
	Nov. 18, 2022	Nov. 30, 2022
COMMITMENTS AND CONTINGENCIES
Credit facility agreement		¥ 300,000
Term of borrowings (in years)	2 years	1 year